Statement of Changes in Net Assets Available for Benefits - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Employer	$ 1,607,793
Participant	5,110,633
Rollover	1,138,628
Total contributions	7,857,054
Investment income:
Net appreciation in fair value of investments	6,723,991
Dividend income	4,009,867
Interest income	274,120
Total investment income	11,007,978
Total additions	18,865,032
Deductions from net assets attributed to:
Benefits paid to participants	13,879,166
Administrative expenses	177,663
Total deductions	14,056,829
Increase in net assets available for benefits	4,808,203
Net assets available for benefits:
Beginning of year	77,359,189
End of year	$ 82,167,392